Business Combinations and Divestitures - Qualtrics International Inc (Details) $ / shares in Units, € in Millions, shares in Millions, $ in Billions				12 Months Ended
		Dec. 01, 2023 EUR (€)	Mar. 13, 2023 EUR (€) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Mar. 13, 2023 USD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Cash flows from sale of Qualtrics				€ 0	€ (289)	€ 72
Disposal gain		€ 175		77
Profit after tax	[1]			5,964	1,708	€ 5,376
Qualtrics International Inc. [Member]
Disclosure of detailed information about business combination [line items]
Cash per share | $ / shares							$ 18.15
Total Purchase Price For Sale Of Qualtrics | $							$ 7.7
Cash flows from sale of Qualtrics			€ 7,068
Hedged Purchase Price From Sale Of Qualtrics | $							$ 7.1
Disposal gain			3,562	3,562	0
Purchase Price Less the Cost Of Disposal			7,003
Net Assets As Of Disposal Date			5,800
Goodwill As Of Disposal Date			4,007
Other Intangible Assets As Of Disposal Date			1,294
Non-Controlling Interests As Of Disposal Date			2,337
Other Comprehensive Income As Of Disposal Date			22
Taxes			799	€ 799	€ (64)
Cash and cash equivalents of Qualtrics			€ 713
Shares agreed to sell. | shares			423				423

[1]	From continuing and discontinued operations